Principal Accounting Policies (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Aug. 31, 2016
Foreign currency translation adjustments, net of nil tax	¥ (20,808)	$ (3,198)	¥ 31,604	¥ 130,668
Foreign exchange gains/(losses)	(87,753)	$ (13,487)	27,953	(78,101)
Allowance for entrusted loans	0
Allowance for doubtful accounts	¥ 0		0
Land use rights, estimated useful lives	50 years	50 years
Construction in process	¥ 4,229		5,645		$ 650
Amortization expenses	5,670		0	111
Impairment charge	0		0	0
Shipping costs included in fulfillment expenses	242,396		311,394	338,097
Advertising expenses	¥ 319,284		365,914	599,713
Vesting period	4 years	4 years
Employee social benefits included as expenses	¥ 65,302		66,131	46,387
Government grant	37,048		21,663	44,904
Appropriations to statutory reserves	¥ 0		0	0
Foreign Currency Exchange Rate, Translation	6.5063				6.5063
Allowance for Doubtful Accounts Receivable, Write-offs	¥ 0	$ 0	0	17,157
Statutory reserves
Foreign currency translation adjustments, net of nil tax	0		0	0
Appropriations to statutory reserves	¥ 4,767		¥ 20,246	¥ 14,734
Minimum
Annual rate (as a percentage)	4.35%				4.35%	4.35%
Maximum
Annual rate (as a percentage)	10.00%				10.00%	10.00%
Foreign invested enterprise
Minimum percentage of after-tax profits required for appropriation to reserve	10.00%				10.00%
Maximum Percentage Of Companys Registered Capital Required to Be Held in Reserve	50.00%				50.00%
Domestic enterprise
Minimum percentage of after-tax profits required for appropriation to reserve	10.00%				10.00%
Maximum Percentage Of Companys Registered Capital Required to Be Held in Reserve	50.00%				50.00%